Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Schedule of Expenses Recognized in Financial Statements

The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:

	Year ended December 31
	2024	2023	2022
	€ thousand

Expenses arising from share-based payment transactions	112	122	127

Schedule of Black-Scholes Options Pricing Model

The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2024	2023	2022
Dividend yield	0%	0%	0%
Expected volatility	0.569	0.509	0.405
Risk-free interest	4.16%	4.92%	2.9%
Expected life (in years)	2-3	2-3	2-3
Exercise price	12.02	16.11	27.22

Schedule of Weighted Average Fair Values and Exercise Price

All options granted during 2024, 2023 and 2022 were granted with an exercise price equal to or higher than the market price on the date of grant. Weighted average fair values and exercise prices of options on dates of grant are as follows:

	Equal market price
	2024	2023	2022
	US$
Weighted average exercise prices	12.02	16.11	27.22

Weighted average fair value on grant date	4.10	5.11	7.27

Schedule of Number and Weighted Average Exercise Prices of Share Options

The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2024		2023		2022
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$
Outstanding at beginning of year	54,010	26.28	49,394	26.98	48,684	26.16
Granted during the year	4,000	12.02	4,616	16	4,000	27.22
Exercised during the year	-	-	-	-	(3,290)	11.19
Expired during the year	5,500	21.03	-	-	-	-

Outstanding at end of year	52,510	25.74	54,010	26.28	49,394	26.98
Exercisable at end of year	48,510	26.87	38,394	26.63	23,394	25.25